Related Party Balances and Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Outstanding balance owing	$ 142	$ 109
Short-term benefits	96	79
Share-based payment expense	54,000	283,000
Universal Mineral Services Ltd.
Statement [Line Items]
Deposit	150	$ 56
Total proceeds	30
Share of future rental expense	$ 565